Shareholder Report	12 Months Ended	106 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000161620
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class A
Trading Symbol	CPAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$226	1.93%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 30, 2015)
Counterpoint Tactical Equity Fund	34.25%	12.01%	5.62%
With Load	26.52%	10.69%	4.91%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	20.22%	9.40%	8.22%
Bloomberg U.S. Treasury Bills: 1-3 Months	5.52%	2.34%	1.85%
S&P 500 Index	36.35%	15.98%	14.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 194,495,956	$ 194,495,956	$ 194,495,956
Holdings Count | Holding	297	297	297
Advisory Fees Paid, Amount	$ 1,411,618
InvestmentCompanyPortfolioTurnover	230.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$194,495,956
Number of Portfolio Holdings	297
Advisory Fee (net of waivers)	$1,411,618
Portfolio Turnover	230%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	45.8%
Exchange-Traded Funds	12.9%
Money Market Funds	11.1%
Purchased Options	0.4%
Reit	0.2%
U.S. Government & Agencies	29.6%

C000161621
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class C
Trading Symbol	CPCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$313	2.68%

Expenses Paid, Amount	$ 313
Expense Ratio, Percent	2.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 30, 2015)
Counterpoint Tactical Equity Fund	33.22%	11.15%	4.82%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	20.22%	9.40%	8.22%
Bloomberg U.S. Treasury Bills: 1-3 Months	5.52%	2.34%	1.85%
S&P 500 Index	36.35%	15.98%	14.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 194,495,956	$ 194,495,956	$ 194,495,956
Holdings Count | Holding	297	297	297
Advisory Fees Paid, Amount	$ 1,411,618
InvestmentCompanyPortfolioTurnover	230.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$194,495,956
Number of Portfolio Holdings	297
Advisory Fee (net of waivers)	$1,411,618
Portfolio Turnover	230%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	45.8%
Exchange-Traded Funds	12.9%
Money Market Funds	11.1%
Purchased Options	0.4%
Reit	0.2%
U.S. Government & Agencies	29.6%

C000161622
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Equity Fund
Class Name	Class I
Trading Symbol	CPIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$197	1.68%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 30, 2015)
Counterpoint Tactical Equity Fund	34.55%	12.27%	5.88%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	20.22%	9.40%	8.22%
Bloomberg U.S. Treasury Bills: 1-3 Months	5.52%	2.34%	1.85%
S&P 500 Index	36.35%	15.98%	14.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Nov. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 194,495,956	$ 194,495,956	$ 194,495,956
Holdings Count | Holding	297	297	297
Advisory Fees Paid, Amount	$ 1,411,618
InvestmentCompanyPortfolioTurnover	230.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$194,495,956
Number of Portfolio Holdings	297
Advisory Fee (net of waivers)	$1,411,618
Portfolio Turnover	230%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	45.8%
Exchange-Traded Funds	12.9%
Money Market Funds	11.1%
Purchased Options	0.4%
Reit	0.2%
U.S. Government & Agencies	29.6%

C000146567
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class A
Trading Symbol	CPATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.69%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 4, 2014)
Counterpoint Tactical Income Fund
Without Load	10.01%	4.97%	4.99%
With Load	5.04%	4.01%	4.50%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 04, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 1,768,133,346	$ 1,768,133,346	$ 1,768,133,346
Holdings Count | Holding	27	27	27
Advisory Fees Paid, Amount	$ 18,800,300
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,768,133,346
Number of Portfolio Holdings	27
Advisory Fee (net of waivers)	$18,800,300
Portfolio Turnover	61%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	17.5%
Money Market Funds	3.0%
Open End Funds	72.0%
U.S. Government & Agencies	7.5%

C000146568
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class C
Trading Symbol	CPCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$255	2.44%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 4, 2014)
Counterpoint Tactical Income Fund	9.19%	4.19%	4.23%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 04, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 1,768,133,346	$ 1,768,133,346	$ 1,768,133,346
Holdings Count | Holding	27	27	27
Advisory Fees Paid, Amount	$ 18,800,300
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,768,133,346
Number of Portfolio Holdings	27
Advisory Fee (net of waivers)	$18,800,300
Portfolio Turnover	61%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	17.5%
Money Market Funds	3.0%
Open End Funds	72.0%
U.S. Government & Agencies	7.5%

C000146569
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Income Fund
Class Name	Class I
Trading Symbol	CPITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$151	1.44%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 4, 2014)
Counterpoint Tactical Income Fund	10.20%	5.22%	5.23%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Dec. 04, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 1,768,133,346	$ 1,768,133,346	$ 1,768,133,346
Holdings Count | Holding	27	27	27
Advisory Fees Paid, Amount	$ 18,800,300
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,768,133,346
Number of Portfolio Holdings	27
Advisory Fee (net of waivers)	$18,800,300
Portfolio Turnover	61%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	17.5%
Money Market Funds	3.0%
Open End Funds	72.0%
U.S. Government & Agencies	7.5%

C000200261
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class A
Trading Symbol	TMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.22%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 11, 2018)
Counterpoint Tactical Municipal Fund
Without Load	12.35%	3.69%	4.17%
With Load	7.26%	2.74%	3.41%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Jun. 11, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 302,828,472	$ 302,828,472	$ 302,828,472
Holdings Count | Holding	19	19	19
Advisory Fees Paid, Amount	$ 1,884,831
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$302,828,472
Number of Portfolio Holdings	19
Advisory Fee	$1,884,831
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	21.8%
Money Market Funds	1.9%
Open End Funds	76.3%

C000200262
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class C
Trading Symbol	TMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.97%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 11, 2018)
Counterpoint Tactical Municipal Fund	11.51%	2.90%	3.38%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Jun. 11, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 302,828,472	$ 302,828,472	$ 302,828,472
Holdings Count | Holding	19	19	19
Advisory Fees Paid, Amount	$ 1,884,831
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$302,828,472
Number of Portfolio Holdings	19
Advisory Fee	$1,884,831
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	21.8%
Money Market Funds	1.9%
Open End Funds	76.3%

C000200263
Shareholder Report [Line Items]
Fund Name	Counterpoint Tactical Municipal Fund
Class Name	Class I
Trading Symbol	TMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.
Additional Information Phone Number	1-844-273-8637
Additional Information Website	https://counterpointfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.97%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 11, 2018)
Counterpoint Tactical Municipal Fund	12.49%	3.93%	4.42%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Jun. 11, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 302,828,472	$ 302,828,472	$ 302,828,472
Holdings Count | Holding	19	19	19
Advisory Fees Paid, Amount	$ 1,884,831
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$302,828,472
Number of Portfolio Holdings	19
Advisory Fee	$1,884,831
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	21.8%
Money Market Funds	1.9%
Open End Funds	76.3%